PROPERTY, PLANT, AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET
7.	PROPERTY, PLANT, AND EQUIPMENT, NET

	2013			2012
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value

Computer equipment	$2,061	$1,521	$540	$1,543	$1,204	$339
Office furnishings & equipment	1,019	717	302	859	637	222
Assembly & test equipment	9,751	7,833	1,918	8,652	6,404	2,248
Demonstration suite & tradeshow equipment	1,757	1,655	102	1,803	1,628	175
Leasehold improvements	835	658	177	760	509	251
Asset under construction	10,999	-	10,999	4,026	-	4,026
	$26,422	$12,384	$14,038	$17,643	$10,382	$7,261

During the years ended December 31, 2013 and 2012 depreciation of $2,257 and $2,864 relating to the property, plant and equipment was charged to operations.  As of December 31, 2013, there were no events or changes in circumstances, which would indicate an impairment of property, plant and equipment.

Assets under construction are primarily related to the development of the Company’s SYMBIS image guided robot.  The assets will be put into service when the final stages of product development are complete.